INCOME TAXES - Deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Long-lived assets depreciation	$ 5,143	$ 4,748
Long-lived assets impairment	31,139	33,818
Inventory write - down	607	11,098
Allowance for expected credit loss	5,534	2,670
Net operating loss carried forward	78,173	38,010
Others	126	63
Sub-total	120,722	90,407
Valuation allowance	(5,041)	(3,678)	$ (1,238)	$ (1,060)
Total deferred tax assets	115,681	86,729
Deferred tax liabilities:
Long-lived assets depreciation	(2,022)	(2,133)
Difference in basis of buildings	(519)	(544)
Others	(205)	0
Total deferred tax liabilities	(2,746)	(2,677)
Deferred tax assets, net	113,454	84,596
Deferred tax liabilities, net	$ (519)	$ (544)